SUNSTONE FINANCIAL GROUP, INC.
                       803 West Michigan Street, Suite A
                          Milwaukee, Wisconsin  53233
                                 (414) 271-5885
                              Fax: (414) 221-6966

February 5, 2001

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:  Wasatch Funds
     Filing Pursuant to Rule 497(j)
     (33-10451 and 811-4920)

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Wasatch Funds (the "Company") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 22 to the Company's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment which is the most recent amendment to such Registration Statement and was filed electronically on January 31, 2001.

Please contact the undersigned at (414) 271-5885 with any questions about this certificate.

Very truly yours

/s/ Constance Dye Shannon
Senior Counsel